Note 9 - Other Expenses - Components of Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Interest income	$ 80	$ 21	$ 198	$ 40
Foreign exchange gain	9	48		102
	$ 89	$ 69	$ 198	$ 142